Note 6 - Accrued Liabilities (Details) - Accrued Liabilities - USD ($)	Nov. 30, 2015	Nov. 30, 2014
Accrued Liabilities [Abstract]
Professional fees	$ 163,552	$ 349,957
Other	290,738	325,530
	$ 454,290	$ 675,487